Other Income - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Other income	[1]	€ 252	€ 136	€ 350
Receivable related to the insolvency of a financial institution		79
Income from subleasing right of use assets and gains or losses from sale and lease back transactions		5
Income from positive recovery of defaulted receivables		€ 32
ING Australia Holdings Ltd [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other income				€ 121

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.